FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of terms and conditions of outstanding derivative contracts
As at December 31, 2021, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the consolidated statements of earnings (loss) and property, plant and equipment balance on the consolidated balance sheets are as follows:

	2022	2023	Total
Cash flow hedges
Exchange rate risk
Canadian dollar forward and option contracts (CADM)	372	185	557
Rate range (USDCAD)[1]	1.28 - 1.48	1.30 - 1.46
1.The Company executed Canadian dollar collar options, which consist of Canadian dollar call and put options within the given range in 2022 through 2024. The Company will recognize a gain from the difference between a lower market price and the Canadian dollar call strike price. The Company will incur a loss from the difference between a higher market price and the Canadian dollar put strike price.
As at December 31, 2021, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact on the consolidated statements of earnings (loss) and the property, plant and equipment balance on the consolidated balance sheets are as follows:

	2022	2023	2024	Total
Brent crude oil option contracts (barrels)[1]	520	428	270	1,218
Option contracts with strike prices at ($/barrel)[2]	50 - 65	41 - 65	41 - 55
WTI crude oil option contracts (barrels)[1]	573	473	270	1,316
Option contracts with strike prices at ($/barrel)[2]	38 - 62	36 - 60	38 - 50
1.Quantities of barrels are in thousands.
2.The Company executed Brent and WTI collar options, which consist of Brent and WTI put and call options with strike prices within the given range in 2022 through 2025. The Company will incur a loss from the difference between a lower market price and the put strike price. The Company will recognize a gain from the difference between a higher market price and the call strike price.
As at December 31, 2021, the Company’s outstanding gold bullion derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the consolidated statements of earnings (loss), are as follows:

	2022	2023	2024 [1]	Total
Gold bullion option contracts (ounces)[2]	38	93	100	231
Price range ($/ounce)[3]	1,700 - 3,000	1,700 - 2,700	1,700 - 2,100
1.Part of the gold sale prepayment arrangement entered into in the second quarter 2021.
2.Quantities of gold bullion are in thousands of ounces.
3.The Company executed gold collar options, which consist of gold put and call options with strike prices within the given range from 2022 to 2025. The Company will incur a loss from the difference between a higher market price and the call strike price. The Company will recognize a gain from the difference between a lower market price and the put strike price.

	December 31, 2021	Increase of 10%	Decrease of 10%
Gold bullion option contracts	$1.0	$(7.9)	$15.0

Disclosure of detailed information about hedging instruments

	December 31, 2021	Increase of 10%	Decrease of 10%
Canadian dollar (CAD$)	$24.6	$72.3	$(11.2)

	Canadian dollar contracts	Oil contracts	Gold price contracts	Total
Balance, January 1, 2020	$1.4	$1.4	$—	$2.8
Unrealized gain (loss) recognized in cash flow hedge reserve	32.3	(13.5)	—	18.8
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	0.3	9.5	—	9.8
Premiums paid	—	—	6.6	6.6
Time value excluded from hedge relationship	1.1	(5.8)	1.4	(3.3)
Balance, December 31, 2020	$35.1	$(8.4)	$8.0	$34.7
Unrealized gain (loss) recognized in cash flow hedge reserve	11.4	44.3	2.1	57.8
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	(20.6)	(10.9)	(2.1)	(33.6)
Premiums paid	—	—	1.8	1.8
Time value excluded from hedge relationship	(1.4)	13.5	(8.8)	3.3
Balance, December 31, 2021	$24.5	$38.5	$1.0	$64.0

Consisting of:
Current portion of hedge asset	$13.6	$15.7	$1.4	$30.7
Non-current portion of hedge asset	10.9	22.8	0.3	34.0
Current portion of hedge liability	$—	$—	$—	$—
Non-current portion of hedge liability	—	—	(0.7)	(0.7)
	$24.5	$38.5	$1.0	$64.0

	Years ended December 31,
	2021	2020
Consolidated balance sheets
Property, plant and equipment	$(16.6)	$2.0
Consolidated statements of earnings (loss)
Revenues	3.5	—
Cost of sales	(11.8)	19.4
General and administrative expenses	(2.6)	1.8
Other expenses	(0.6)	—
	(11.5)	21.2
	$(28.1)	$23.2

Sensitivity analysis for types of market risk

	December 31, 2021	Increase of 10%	Decrease of 10%
Brent crude oil option contracts	$18.7	$26.7	$10.9
WTI crude oil option contracts	$19.7	$27.9	$11.6

Financial assets measured at fair value

	Years ended December 31,
	2021	2020
Proceeds from sale of marketable securities	$0.5	$10.4
Acquisition date fair value of marketable securities sold	—	(10.3)
Gain (loss) on sale of marketable securities recorded in OCI	0.5	0.1
Reduction in value of marketable securities	—	(5.0)
Impairment loss on OCI realized on marketable securities sold	(0.3)	—
Net realized change in fair value of marketable securities	$0.2	$(4.9)

Disclosure of detailed information about hedged items
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2021 and December 31, 2020 was as follows:

	Canadian dollar contracts	Oil contracts	Gold price contracts	Total
Balance, December 31, 2020
Accumulated cash flow hedge fair reserve (before tax)	$32.7	$(2.1)	$—	$30.6
Hedging instruments	$32.7	$(2.1)	$—	$30.6
Hedged items premiums paid	$(32.7)	$2.1	$—	$(30.6)

Balance, December 31, 2021
Accumulated cash flow hedge fair reserve (before tax)	$23.4	$31.3	$—	$54.7
Hedging instruments	$23.4	$31.3	$—	$54.7
Hedged items premiums paid	$(23.4)	$(31.3)	$—	$(54.7)

Disclosure of detailed information about non-hedge derivatives

		Years ended December 31,
	Notes	2021	2020
Embedded derivatives - Notes		$(6.9)	$(7.8)
Embedded derivatives - Rosebel power purchase agreement		(5.9)	(23.3)
TARF		(3.0)	—
Extendible forward arrangement		1.8	—
Warrants and other		0.1	(0.7)
	10	$(13.9)	$(31.8)